INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year ended December 31,	2024	2023	2022
	$	$	$
Gain(Loss) for the year before income tax	(191,837)	53,976	(257,913)
Expected income tax recovery based on statutory rate	(40,000)	11,000	(54,000)
Adjustment to expected income tax benefit:
Permanent differences	(2,690)	-	(1,575)
Change in tax rate	-	-	-
Change in benefit of tax assets not recognized	234,527	(64,976)	55,575
Income tax charge / benefit	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Year ended December 31,	2024	2023
	$	$
Non-capital loss carryforwards	14,668,000	14,476,000
Capital loss carryforwards	25,540,000	25,540,000
Capital assets	108,000	108,000
Other	65,000	65,000
Total	40,381,000	40,189,000

Schedule of Operating Loss Carryforwards [Table Text Block]
Year of	Amount
expire

2025	76,000
2026	224,000
2027	1,874,000
2028	3,340,000
2029	504,000
2030	1,017,000
2031	1,810,000
2032	1,690,000
2033	865,000
2034	667,000
2035	520,000
2036	238,000
2037	276,000
Indefinite	1,567,000

14,668,000